Common Stock (Details Narrative) (fuboTV Inc. Pre-Merger) - shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares outstanding	38,684,514		28,912,500
Fubo TV Pre-Merger [Member]
Common stock, shares authorized		22,612,225	22,612,225	18,000,000
Common stock, shares outstanding		2,162,187	2,157,367	2,076,317